THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class A Shares	(Ticker: SPMAX)

Supplement dated April 25, 2019 to the Class A Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 52 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class C Shares	(Ticker: SPMCX)

Supplement dated April 25, 2019 to the Class C Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 52 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Mid Capitalization Portfolio

Class I Shares	(Ticker: SMIPX)

Supplement dated April 25, 2019 to the Class I Shares Prospectus dated December 31, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga Mid Capitalization Portfolio (the “Portfolio”).

Reference is made to the section entitled “Principal Investment Strategies” beginning on page 51 of the Prospectus. The first sentence in the first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of companies whose stock market capitalizations fall within the range of capitalizations in the Russell Midcap® Index at the time of purchase. The market capitalization range of the Russell Midcap® Index at March 31, 2019 was $259 million to $42.8 billion. The Russell Midcap® Index is reconstituted annually in June of each year.

Please retain this supplement for future reference.